SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
General And Administrative Expenses
Professional expense	$ 758,223	$ 291,366	$ 22,248
Depreciation expense	179,103	187,259	201,080
Payroll expense	1,870,720	2,034,346	2,349,799
Staff welfare	23,294	11,703	16,686
Insurance expense	26,618	10,079	30,758
Rent expense	213,199	212,871	212,871
Electricity & water	18,655	18,403	18,302
Motor expense	71,365	82,096	93,571
Office expense	91,940	92,988	127,057
Others	147,981	127,521	140,231
Travel expense and entertainment	107,247	60,022	73,132
Impairment loss – ECL	243,229	(176,170)
Bank charges	22,032	8,999	14,444
General and administrative expenses	$ 3,773,606	$ 2,961,483	$ 3,300,179